Income Tax	6 Months Ended
Jun. 29, 2013
Income Tax

13. Income Tax (unaudited)

The company recorded an income tax benefit of $24.5 million in the six months ended June 29, 2013. The income tax benefit for the six months ended June 29, 2013 reflects mainly the impact of domestic deferred tax and a nominal amount of foreign income tax expense. In connection with the conversion from a Delaware LLC to a Delaware corporation under Subchapter C of Chapter 1 of the United States Internal Revenue Code, the Company is now subject to both federal and state income taxes and, therefore, the Company recognized deferred tax assets of $14.8 million upon conversion to a Delaware corporation and $9.8 million due to income tax benefit recorded in the six months ended June 29, 2013 due to net losses incurred in the six months ended June 29, 2013.

The Company determined that a valuation allowance was not necessary for the total deferred tax assets of $24.6 million as of June 29, 2013 as it is more likely than not that such deferred tax assets will be realized in the future based on the Company’s past profitability and forecasted earnings.

At June 29, 2013, the Company had $187,000 of unrecognized tax benefits, all of which, if recognized, would affect the effective tax rate.

The Company files annual income tax returns in multiple taxing jurisdictions on a worldwide basis. A number of years may elapse before an uncertain tax position is audited and finally resolved. While it is often difficult to predict the final outcome or the timing of resolution of any particular uncertain tax position, the Company believes that its reserves for income taxes reflect the most likely outcome. The Company adjusts these reserves, as well as the related interest, in light of changing facts and circumstances. Settlement of any particular position could require the use of cash. As of June 29, 2013, changes to the Company’s uncertain tax positions in the next 12 months that are reasonably possible are not expected to have a significant impact on the Company’s financial position or results of operations.